Taxes and Other Receivables (Tables)	12 Months Ended
Jun. 30, 2015
Taxes and Other Receivables [Abstract]
Schedule of taxes and other receivables
	June 30, 2015 $	June 30, 2014 $

Government grants receivable	9,820	562
Other receivables	16,011	9,010

	25,831	9,572